Common Collective Trusts	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan Common Collective Trusts [Line Items]
Common Collective Trusts

5. Common Collective Trusts

The State Street U.S. Bond Index fund is a common collective trust fund which invests primarily in government Treasury securities, corporate bonds, mortgage-backed securities (MBS), asset-backed securities (ABS), and municipal bonds to simulate the universe of bonds in the market. There are currently no redemption restrictions on this investment.

The SEI Trust Company Short Term Investment Fund II is a common collective trust fund which invests primarily in short term fixed income securities, which is a direct filing entity with the U.S. Department of Labor. There are currently no redemption restrictions on this investment.

Fidelity Management & Research – FIAM International is a common collective trust fund that invests primarily in non-U.S. equities. There are currently no redemption restrictions on this investment.

Great Gray Collective Investment Trust (CIT) is a common collective trust fund which invests primarily in fixed income, equity-income and balanced funds. There are currently no redemption restrictions on this investment.

The Spartan Mid Cap Index Pool is a common collective trust fund, operated and maintained by Geode Capital Management, which invests in stocks of mid-capitalized United State companies. There are currently no redemption restrictions on this investment.

The Spartan Small Cap Index Pool is a common collective trust fund, operated and maintained by Geode Capital Management, which seeks to replicate the performance and overall characteristics, before fees and expenses, of the Russell 2000 Index in a risk-controlled and cost-effective way. There are currently no redemption restrictions on this investment.

The Spartan Total International Index Pool is a common collective trust fund, operated and maintained by Geode Capital Management, which seeks to replicate the performance and overall characteristics, before fees and expenses, of the MSCI ACWI (All Country World Index) ex USA Investable Market Index in a risk-managed and cost-effective way. There are currently no redemption restrictions on this investment.

The JP Morgan Large Cap Growth Fund is a common collective trust fund which invests primarily in equity securities of large, well-established companies. There are currently no redemption restrictions on this investment.